Share Capital - Summary of Restricted Stock Unit Activity (Detail) - Restricted Stock Units (RSUs) [Member] - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	2,712,420	1,509,032
Granted	3,826,851	2,477,861
Settled	(2,475,623)	(1,148,982)
Forfeited	(128,599)	(125,491)
Ending Balance	3,935,049	2,712,420